Retirement Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Plan [Abstract]
Employees over years cover profit sharing plan	21 years
Percentage of contribute wages from participants	100.00%
Percentage of vesting of participants	20.00%
Company matching contribution percentage	3.00%
Contributed by company (in Dollars)	$ 0.2	$ 0.2